Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others - Narrative (Details) $ in Millions	1 Months Ended
	Feb. 28, 2025 USD ($)	Aug. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) payment	Mar. 31, 2025 USD ($)	Jun. 01, 2024 USD ($)	May 01, 2024 USD ($)	Apr. 01, 2024 USD ($)	Mar. 31, 2023 USD ($)
Nimbus Therapeutics, LLC
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets				$ 4,000
Number of milestone payment, pharmaceutical asset acquisition | payment				2
Milestone payment, biological asset acquisition agreement				$ 1,000
First sales milestone, milestone payment, biological assets acquisition agreement				4,000
Second sales milestone, milestone payment, biological assets acquisition agreement				5,000
Cash payments for milestone payments		$ 100	$ 900	$ 3,000
HUTCHMED
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets			$ 400
Additional potential payment, biological asset acquisition agreement									$ 730
Protagonist Therapeutics, Inc.
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets								$ 300
AC Immune SA
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets							$ 100
Additional potential payment, pharmaceutical asset acquisition agreement							$ 2,100
Ascentage Pharma
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets						$ 100
Keros Therapeutic
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for acquisition of pharmaceutical assets, payment	$ 200
TAK-079 | Blackstone Life Sciences, BXLS | Maximum
Disclosure of detailed information about intangible assets [line items]
Development funding agreement, receivable					$ 300
Additional potential payment, regulatory approval milestones					240
Additional potential payment, cumulative sales milestones					$ 300